Note 3. Inventory (Details) - Inventory Components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Components [Abstract]
Raw materials	$ 3,009	$ 2,662	$ 2,815
Intransit finished goods	2,291	950	1,379
Finished goods	6,540	7,205	4,915
Total	$ 11,840	$ 10,817	$ 9,109